COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
CONTINGENCIES
CONTINGENCIES

11.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at June 30, 2013, the total amount of these guarantees was $151.5 million